COMMITMENTS AND CONTINGENCIES (Narrative) (Details) ¥ in Thousands, $ in Thousands			1 Months Ended				12 Months Ended
	Dec. 06, 2017 USD ($)	Dec. 06, 2017 CNY (¥)	Jun. 30, 2016 USD ($)	Jun. 30, 2016 CNY (¥)	Apr. 30, 2016 USD ($)	Apr. 30, 2016 CNY (¥)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)
Disclosure of detailed information about business combination [line items]
Rental expense							$ 684		$ 611
XHP Mine [Member]
Disclosure of detailed information about business combination [line items]
Acquisition agreement seeking payment										$ 1,600
Repayment of acquisition agreement amount paid					$ 9,700
Compensation of direct loss					2,500
XHP Mine [Member] | RMB [Member]
Disclosure of detailed information about business combination [line items]
Acquisition agreement seeking payment | ¥											¥ 10,000
Repayment of acquisition agreement amount paid | ¥						¥ 62,800
Compensation of direct loss | ¥						16,500
Luoyang HA Mining Co. Ltd [Member]
Disclosure of detailed information about business combination [line items]
Acquisition agreement seeking payment										4,000
Amount of Transferred shares										11,800
Paid for Acquired shares										7,800
Remaining amount not paid										$ 4,000
Amount of claim filed					$ 2,200
Amount paid for settlement	$ 2,300						$ 2,300
Luoyang HA Mining Co. Ltd [Member] | RMB [Member]
Disclosure of detailed information about business combination [line items]
Acquisition agreement seeking payment | ¥											26,000
Amount of Transferred shares | ¥											76,000
Paid for Acquired shares | ¥											50,000
Remaining amount not paid | ¥											¥ 26,000
Amount of claim filed | ¥						¥ 14,000
Amount paid for settlement | ¥		¥ 15,000						¥ 15,000
SX Gold [Member]
Disclosure of detailed information about business combination [line items]
Amount of demand to pay			$ 3,400
SX Gold [Member] | RMB [Member]
Disclosure of detailed information about business combination [line items]
Amount of demand to pay | ¥				¥ 22,750